Distribution Date:	10/19/26	CCUBS Commercial Mortgage Trust 2017-C1
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone	nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12508GAQ9	2.288000%	10,150,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12508GAR7	3.312000%	118,871,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12508GAS5	3.462000%	15,396,000.00	2,678,021.05	225,094.02	7,726.09	0.00	0.00	232,820.11	2,452,927.03	41.86%	30.00%
A-3	12508GAT3	3.283000%	161,354,000.00	105,320,312.60	0.00	288,138.82	0.00	0.00	288,138.82	105,320,312.60	41.86%	30.00%
A-4	12508GAU0	3.544000%	181,951,000.00	181,951,000.00	0.00	537,361.95	0.00	0.00	537,361.95	181,951,000.00	41.86%	30.00%
A-S	12508GAX4	3.907000%	57,481,000.00	57,481,000.00	0.00	187,148.56	0.00	0.00	187,148.56	57,481,000.00	30.32%	21.75%
B	12508GAY2	4.159000%	29,612,000.00	29,612,000.00	0.00	102,630.26	0.00	0.00	102,630.26	29,612,000.00	24.38%	17.50%
C	12508GAZ9	4.383816%	33,095,000.00	33,095,000.00	0.00	120,902.00	0.00	0.00	120,902.00	33,095,000.00	17.74%	12.75%
D	12508GAA4	4.383816%	16,444,000.00	16,444,000.00	0.00	60,072.90	0.00	0.00	60,072.90	16,444,000.00	14.44%	10.39%
D-RR	12508GAC0	4.383816%	21,007,000.00	21,007,000.00	0.00	62,259.61	0.00	0.00	62,259.61	21,007,000.00	10.22%	7.38%
E-RR	12508GAE6	4.383816%	8,709,000.00	8,709,000.00	0.00	0.00	0.00	0.00	0.00	8,709,000.00	8.47%	6.13%
F-RR	12508GAG1	4.383816%	7,838,000.00	7,838,000.00	0.00	0.00	0.00	0.00	0.00	7,838,000.00	6.90%	5.00%
G-RR	12508GAJ5	4.383816%	8,710,000.00	8,710,000.00	0.00	0.00	0.00	0.00	0.00	8,710,000.00	5.15%	3.75%
NR-RR	12508GAL0	4.383816%	26,128,121.00	25,665,810.04	0.00	0.00	0.00	0.00	0.00	25,665,810.04	0.00%	0.00%
R	12508GAN6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			696,746,121.00	498,511,143.69	225,094.02	1,366,240.19	0.00	0.00	1,591,334.21	498,286,049.67

X-A	12508GAV8	0.935378%	487,722,000.00	289,949,333.65	0.00	226,010.30	0.00	0.00	226,010.30	289,724,239.63
X-B	12508GAW6	0.283432%	120,188,000.00	120,188,000.00	0.00	28,387.61	0.00	0.00	28,387.61	120,188,000.00
Notional SubTotal			607,910,000.00	410,137,333.65	0.00	254,397.91	0.00	0.00	254,397.91	409,912,239.63

Deal Distribution Total					225,094.02	1,620,638.10	0.00	0.00	1,845,732.12

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12508GAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12508GAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12508GAS5	173.94265069	14.62029228	0.50182450	0.00000000	0.00000000	0.00000000	0.00000000	15.12211678	159.32235840
A-3	12508GAT3	652.72824101	0.00000000	1.78575567	0.00000000	0.00000000	0.00000000	0.00000000	1.78575567	652.72824101
A-4	12508GAU0	1,000.00000000	0.00000000	2.95333332	0.00000000	0.00000000	0.00000000	0.00000000	2.95333332	1,000.00000000
A-S	12508GAX4	1,000.00000000	0.00000000	3.25583341	0.00000000	0.00000000	0.00000000	0.00000000	3.25583341	1,000.00000000
B	12508GAY2	1,000.00000000	0.00000000	3.46583345	0.00000000	0.00000000	0.00000000	0.00000000	3.46583345	1,000.00000000
C	12508GAZ9	1,000.00000000	0.00000000	3.65318024	0.00000000	0.00000000	0.00000000	0.00000000	3.65318024	1,000.00000000
D	12508GAA4	1,000.00000000	0.00000000	3.65318049	0.00000000	0.00000000	0.00000000	0.00000000	3.65318049	1,000.00000000
D-RR	12508GAC0	1,000.00000000	0.00000000	2.96375541	0.68942495	2.84030276	0.00000000	0.00000000	2.96375541	1,000.00000000
E-RR	12508GAE6	1,000.00000000	0.00000000	0.00000000	3.65318062	21.35619704	0.00000000	0.00000000	0.00000000	1,000.00000000
F-RR	12508GAG1	1,000.00000000	0.00000000	0.00000000	3.65318066	45.36341796	0.00000000	0.00000000	0.00000000	1,000.00000000
G-RR	12508GAJ5	1,000.00000000	0.00000000	0.00000000	3.65318025	47.40178186	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	12508GAL0	982.30600050	0.00000000	0.00000000	3.58854087	102.25495243	0.00000000	0.00000000	0.00000000	982.30600050
R	12508GAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12508GAV8	594.49713905	0.00000000	0.46339985	0.00000000	0.00000000	0.00000000	0.00000000	0.46339985	594.03561789
X-B	12508GAW6	1,000.00000000	0.00000000	0.23619338	0.00000000	0.00000000	0.00000000	0.00000000	0.23619338	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/26 - 09/30/26	30	0.00	7,726.09	0.00	7,726.09	0.00	0.00	0.00	7,726.09	0.00
A-3	09/01/26 - 09/30/26	30	0.00	288,138.82	0.00	288,138.82	0.00	0.00	0.00	288,138.82	0.00
A-4	09/01/26 - 09/30/26	30	0.00	537,361.95	0.00	537,361.95	0.00	0.00	0.00	537,361.95	0.00
X-A	09/01/26 - 09/30/26	30	0.00	226,010.30	0.00	226,010.30	0.00	0.00	0.00	226,010.30	0.00
X-B	09/01/26 - 09/30/26	30	0.00	28,387.61	0.00	28,387.61	0.00	0.00	0.00	28,387.61	0.00
A-S	09/01/26 - 09/30/26	30	0.00	187,148.56	0.00	187,148.56	0.00	0.00	0.00	187,148.56	0.00
B	09/01/26 - 09/30/26	30	0.00	102,630.26	0.00	102,630.26	0.00	0.00	0.00	102,630.26	0.00
C	09/01/26 - 09/30/26	30	0.00	120,902.00	0.00	120,902.00	0.00	0.00	0.00	120,902.00	0.00
D	09/01/26 - 09/30/26	30	0.00	60,072.90	0.00	60,072.90	0.00	0.00	0.00	60,072.90	0.00
D-RR	09/01/26 - 09/30/26	30	45,019.03	76,742.36	0.00	76,742.36	14,482.75	0.00	0.00	62,259.61	59,666.24
E-RR	09/01/26 - 09/30/26	30	153,614.39	31,815.55	0.00	31,815.55	31,815.55	0.00	0.00	0.00	185,991.12
F-RR	09/01/26 - 09/30/26	30	325,734.88	28,633.63	0.00	28,633.63	28,633.63	0.00	0.00	0.00	355,558.47
G-RR	09/01/26 - 09/30/26	30	379,663.34	31,819.20	0.00	31,819.20	31,819.20	0.00	0.00	0.00	412,869.52
NR-RR	09/01/26 - 09/30/26	30	2,568,584.44	93,761.83	0.00	93,761.83	93,761.83	0.00	0.00	0.00	2,671,729.77
Totals			3,472,616.08	1,821,151.06	0.00	1,821,151.06	200,512.96	0.00	0.00	1,620,638.10	3,685,815.12

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	1,845,732.12
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,832,731.27	Master Servicing Fee	5,771.91
Interest Reductions due to Nonrecoverability Determination	(113,837.72)	Certificate Administrator Fee	4,025.48
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	207.71
ARD Interest	0.00	Operating Advisor Fee	1,209.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	236.79
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,718,893.55	Total Fees	11,450.89

Principal		Expenses/Reimbursements
Scheduled Principal	225,094.02	Reimbursement for Interest on Advances	7.62
Unscheduled Principal Collections		ASER Amount	70,242.87
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,645.38
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	907.29
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	225,094.02	Total Expenses/Reimbursements	86,803.16

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,620,638.10
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	225,094.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,845,732.12
Total Funds Collected	1,943,987.57	Total Funds Distributed	1,943,986.17

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	498,511,143.69	498,511,143.69	Beginning Certificate Balance	498,511,143.69
(-) Scheduled Principal Collections	225,094.02	225,094.02	(-) Principal Distributions	225,094.02
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	498,286,049.67	498,286,049.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	499,688,694.94	499,688,694.94	Ending Certificate Balance	498,286,049.67
Ending Actual Collateral Balance	499,463,600.92	499,463,600.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	18,445,751.34	3.70%	13	4.7130	NAP	Defeased	3	18,445,751.34	3.70%	13	4.7130	NAP
5,000,000 or less	5	14,297,292.22	2.87%	11	4.8432	2.122570	1.40 or less	9	171,050,277.45	34.33%	12	4.6749	0.792961
5,000,001 to 10,000,000	7	53,760,744.44	10.79%	13	4.4169	1.850646	1.41 to 1.50	2	5,397,332.91	1.08%	13	5.0891	1.455057
10,000,001 to 15,000,000	4	52,983,357.41	10.63%	13	4.4432	2.051467	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	35,437,423.23	7.11%	8	3.9595	1.924337	1.61 to 1.70	3	32,789,734.10	6.58%	13	4.4150	1.673406
20,000,001 to 25,000,000	6	140,363,667.73	28.17%	12	4.4563	2.345019	1.71 to 1.80	1	14,061,310.23	2.82%	13	4.5900	1.720000
25,000,001 to 35,000,000	3	94,597,813.30	18.98%	11	4.2353	0.800223	1.81 to 1.90	2	53,269,596.46	10.69%	13	4.2123	1.833330
35,000,001 to 45,000,000	2	88,400,000.00	17.74%	13	4.5558	1.556244	1.91 to 2.00	1	24,000,000.00	4.82%	10	4.5110	1.980000
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	38,922,047.18	7.81%	13	4.3902	2.171216
Totals	32	498,286,049.67	100.00%	12	4.4116	1.755866	2.26 to 2.50	2	30,500,000.00	6.12%	13	4.6421	2.301967
							2.51 or greater	6	109,850,000.00	22.05%	11	3.9124	2.974133
							Totals	32	498,286,049.67	100.00%	12	4.4116	1.755866
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	18,445,751.34	3.70%	13	4.7130	NAP	Virginia	1	24,000,000.00	4.82%	10	4.5110	1.980000
Alabama	2	2,478,935.74	0.50%	12	4.4021	2.708870	Washington, DC	1	5,350,000.00	1.07%	13	4.4700	1.250000
Arizona	2	1,410,158.38	0.28%	12	4.6100	1.390000	West Virginia	1	1,086,214.74	0.22%	13	4.3690	2.140000
California	3	25,965,216.07	5.21%	12	4.4765	1.955684	Totals	89	498,286,049.67	100.00%	12	4.4116	1.755866
Colorado	2	11,984,992.30	2.41%	13	4.4910	2.649724
									Property Type³
Florida	3	4,905,204.33	0.98%	12	4.3961	3.010942
Georgia	5	3,692,079.75	0.74%	12	4.6100	1.390000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	5,933,549.50	1.19%	11	4.8763	0.836071		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	2,879,805.45	0.58%	12	4.3747	3.131721	Defeased	3	18,445,751.34	3.70%	13	4.7130	NAP
Kansas	3	3,797,855.27	0.76%	12	4.4051	2.559195	Industrial	6	22,844,301.67	4.58%	13	4.4050	2.193186
Louisiana	2	3,686,125.46	0.74%	12	4.8348	1.588258	Lodging	3	44,697,382.54	8.97%	10	4.5701	1.588328
Maryland	1	30,697,813.30	6.16%	13	4.4500	(1.060000)	Mixed Use	9	140,335,120.90	28.16%	11	4.0518	2.283803
Michigan	4	24,199,239.75	4.86%	13	4.4010	2.092937	Multi-Family	15	99,750,000.01	20.02%	12	4.8120	1.394712
Minnesota	4	5,358,334.07	1.08%	12	4.3772	3.558586	Office	25	107,709,321.68	21.62%	13	4.3571	0.954915
Nevada	2	40,037,508.04	8.04%	14	4.2689	2.543852	Retail	28	64,504,171.49	12.95%	12	4.4724	2.567024
New Jersey	4	50,143,012.41	10.06%	12	4.4228	1.615270	Totals	89	498,286,049.67	100.00%	12	4.4116	1.755866
New York	18	152,823,968.80	30.67%	11	4.1551	1.918503
North Carolina	1	3,153,579.52	0.63%	13	5.0800	1.480000
Ohio	1	1,130,194.97	0.23%	12	4.3790	3.870000
Oklahoma	1	1,451,745.20	0.29%	12	4.4192	1.850000
Pennsylvania	2	44,671,577.07	8.97%	13	4.9354	1.292929
South Carolina	1	1,485,761.93	0.30%	12	4.3790	3.870000
Tennessee	1	2,315,173.60	0.46%	13	4.3690	2.140000
Texas	16	23,246,634.36	4.67%	12	4.5148	2.193202
Utah	1	1,955,618.27	0.39%	12	4.3790	3.870000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,445,751.34	3.70%	13	4.7130	NAP	Defeased	3	18,445,751.34	3.70%	13	4.7130	NAP
	4.0000% or less	3	50,100,000.00	10.05%	8	3.4460	2.709102	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	14	232,780,604.92	46.72%	13	4.3371	1.783386	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	8	185,162,401.19	37.16%	12	4.6942	1.534828	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	4	11,797,292.22	2.37%	12	5.0748	1.194936	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	498,286,049.67	100.00%	12	4.4116	1.755866	49 months or greater	29	479,840,298.33	96.30%	12	4.4000	1.769658
								Totals	32	498,286,049.67	100.00%	12	4.4116	1.755866
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,445,751.34	3.70%	13	4.7130	NAP	Defeased	3	18,445,751.34	3.70%	13	4.7130	NAP
	60 months or less	29	479,840,298.33	96.30%	12	4.4000	1.769658	Interest Only	18	359,462,047.18	72.14%	12	4.3496	2.099477
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	11	120,378,251.15	24.16%	12	4.5507	0.784784
	Totals	32	498,286,049.67	100.00%	12	4.4116	1.755866	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	32	498,286,049.67	100.00%	12	4.4116	1.755866
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	18,445,751.34	3.70%	13	4.7130	NAP			No outstanding loans in this group
Underwriter's Information		1	44,400,000.00	8.91%	13	4.1710	1.830000
	12 months or less	25	359,702,875.10	72.19%	12	4.3835	1.844368
	13 months to 24 months	3	75,737,423.23	15.20%	10	4.6127	1.379457
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	498,286,049.67	100.00%	12	4.4116	1.755866
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1B	30313494	Various Various		Various	Actual/360	4.369%	46,278.72	0.00	0.00	N/A	11/06/27	--	12,711,023.59	12,711,023.59	10/06/26
1A2B	30313495				Actual/360	4.369%	46,278.72	0.00	0.00	N/A	11/06/27	--	12,711,023.59	12,711,023.59	10/06/26
2A1A1	30313496	MU	New York	NY	Actual/360	3.430%	82,605.83	0.00	0.00	N/A	06/09/27	--	28,900,000.00	28,900,000.00	10/09/26
2A2A1	30313497				Actual/360	3.430%	53,450.83	0.00	0.00	N/A	06/09/27	--	18,700,000.00	18,700,000.00	10/09/26
3	30313498	OF	Brooklyn	NY	Actual/360	4.171%	154,327.00	0.00	0.00	N/A	11/01/27	--	44,400,000.00	44,400,000.00	05/01/25
4	30313499	MF	Eagleville	PA	Actual/360	4.944%	181,280.00	0.00	0.00	N/A	11/06/27	--	44,000,000.00	44,000,000.00	10/06/26
5	30313297	MF	New York	NY	Actual/360	4.712%	137,433.33	0.00	0.00	N/A	09/06/27	--	35,000,000.00	35,000,000.00	10/06/26
6A2	30313500	MU	Las Vegas	NV	Actual/360	4.250%	88,541.67	0.00	0.00	N/A	12/06/27	--	25,000,000.00	25,000,000.00	10/06/26
6A4	30313501				Actual/360	4.250%	35,416.67	0.00	0.00	N/A	12/06/27	--	10,000,000.00	10,000,000.00	10/06/26
7	30313502	OF	Lanham	MD	Actual/360	4.450%	0.00	0.00	0.00	N/A	11/06/27	--	30,697,813.30	30,697,813.30	08/06/24
10	30313504	MU	Morristown	NJ	Actual/360	4.355%	90,729.17	0.00	0.00	N/A	11/06/27	--	25,000,000.00	25,000,000.00	10/06/26
11	30313394	OF	Various	Various	Actual/360	4.610%	80,335.56	47,974.98	0.00	N/A	10/06/27	--	20,911,642.71	20,863,667.73	10/06/26
12	30299011	RT	Various	Various	Actual/360	4.379%	90,316.88	0.00	0.00	N/A	10/06/27	--	24,750,000.00	24,750,000.00	10/06/26
13	30313299	LO	Arlington	VA	Actual/360	4.511%	90,220.00	0.00	0.00	N/A	08/06/27	--	24,000,000.00	24,000,000.00	10/06/26
15	30313506	MF	Various	NY	Actual/360	4.701%	81,288.13	0.00	0.00	N/A	11/06/27	--	20,750,000.00	20,750,000.00	10/06/26
17	30313416	LO	West Windsor	NJ	Actual/360	4.551%	63,583.50	28,166.12	0.00	N/A	07/06/27	--	16,765,589.35	16,737,423.23	10/06/26
20	30313509	MU	Los Angeles	CA	Actual/360	4.590%	53,891.75	28,035.76	0.00	N/A	11/06/27	--	14,089,345.99	14,061,310.23	10/06/26
21	30313510	RT	Sedona	AZ	Actual/360	4.600%	45,613.73	27,181.77	0.00	N/A	11/06/27	--	11,899,234.90	11,872,053.13	10/06/26
22	30313511	IN	Auburn Hills	MI	Actual/360	4.430%	49,837.50	0.00	0.00	N/A	11/06/27	--	13,500,000.00	13,500,000.00	10/06/26
24	30298989	RT	Various	Various	Actual/360	4.419%	32,740.78	20,911.90	0.00	N/A	10/06/27	--	8,890,508.36	8,869,596.46	10/06/26
25	30313414	MU	San Diego	CA	Actual/360	4.500%	35,331.66	17,870.30	0.00	N/A	10/06/27	--	9,421,776.14	9,403,905.84	10/03/26
26	30299174	RT	Grand Junction	CO	Actual/360	4.517%	36,698.19	0.00	0.00	N/A	11/06/27	--	9,750,000.00	9,750,000.00	10/06/26
28	30313514	RT	Reno	NV	Actual/360	4.400%	18,514.52	11,906.71	0.00	N/A	10/06/27	--	5,049,414.75	5,037,508.04	10/06/26
29	30313515	RT	Battle Creek	MI	Actual/360	4.360%	19,470.75	9,187.30	0.00	N/A	09/06/27	--	5,358,921.40	5,349,734.10	10/06/26
30	30313516	RT	Washington	DC	Actual/360	4.470%	19,928.75	0.00	0.00	N/A	11/06/27	--	5,350,000.00	5,350,000.00	10/06/26
31	30313517	LO	Romeoville	IL	Actual/360	5.009%	16,565.81	8,690.66	0.00	N/A	09/06/27	--	3,968,649.97	3,959,959.31	10/06/26
32	30313518	OF	Santa Monica	CA	Actual/360	4.750%	15,293.97	8,701.81	0.00	N/A	10/06/27	--	3,863,739.26	3,855,037.45	10/06/26
33	30313519	RT	Durham	NC	Actual/360	5.080%	13,374.94	5,856.17	0.00	N/A	11/06/27	--	3,159,435.69	3,153,579.52	10/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
34	30299148	MF	Trotwood	OH	Actual/360	5.154%	11,700.79	5,779.34	0.00	N/A	11/06/27	--	2,724,440.10	2,718,660.76	10/06/26
35	30313520	RT	Baton Rouge	LA	Actual/360	5.102%	9,560.23	4,831.20	0.00	N/A	10/06/27	--	2,248,584.59	2,243,753.39	10/06/26
36	30313521	MU	Beverly Hills	CA	Actual/360	3.750%	7,812.50	0.00	0.00	N/A	06/06/27	--	2,500,000.00	2,500,000.00	10/06/26
37	30313522	MU	Brooklyn	NY	Actual/360	5.150%	10,471.67	0.00	0.00	N/A	10/06/27	--	2,440,000.00	2,440,000.00	10/06/26
Totals							1,718,893.55	225,094.02	0.00				498,511,143.69	498,286,049.67
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1B	16,265,908.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2B	16,265,908.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1A1	196,185,836.00	205,730,719.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2A1	196,185,836.00	205,730,719.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	09/11/25	20,233,182.91	854,621.52	83,424.42	1,806,897.05	0.00	0.00
4	3,176,185.58	2,905,822.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,688,121.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	16,904,621.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	16,904,621.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(3,037,632.00)	(360,732.17)	01/01/26	03/31/26	12/11/25	19,312,115.74	1,459,528.86	(493.75)	2,305,376.74	0.00	0.00
10	15,086,082.72	12,356,757.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	20,136,956.57	17,747,053.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	34,652,563.24	34,797,714.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,278,840.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,372,630.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,898,926.23	1,740,713.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,430,286.90	1,423,266.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	4,881,823.00	4,862,174.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,418,375.49	1,825,315.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,039,780.42	1,137,596.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	595,125.12	1,177,275.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	774,207.05	664,455.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	558,932.30	326,444.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	245,151.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	302,792.63	354,867.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	271,962.06	262,732.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	630,455.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	210,996.11	212,207.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	553,325,294.63	492,895,102.83				39,545,298.65	2,314,150.38	82,930.67	4,112,273.79	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	2	75,097,813.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.411603%	4.383734%	12
09/17/26	0	0.00	0	0.00	2	75,097,813.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.411692%	4.383819%	13
08/17/26	0	0.00	0	0.00	2	75,097,813.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.411775%	4.383899%	14
07/17/26	0	0.00	0	0.00	2	75,097,813.30	0	0.00	0	0.00	0	0.00	2	7,469,004.02	0	0.00	4.411857%	4.383978%	15
06/17/26	0	0.00	0	0.00	2	75,097,813.30	0	0.00	0	0.00	0	0.00	2	2,203,433.82	0	0.00	4.411312%	4.383577%	16
05/15/26	0	0.00	0	0.00	2	75,151,240.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.411213%	4.383519%	17
04/17/26	0	0.00	0	0.00	2	75,208,257.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.411303%	4.383606%	18
03/17/26	0	0.00	0	0.00	2	75,261,263.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.411387%	4.383687%	19
02/18/26	0	0.00	0	0.00	2	75,325,491.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.411488%	4.383785%	20
01/16/26	0	0.00	0	0.00	2	75,378,049.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.411570%	4.383865%	21
12/17/25	0	0.00	0	0.00	2	75,430,407.07	0	0.00	0	0.00	0	0.00	2	0.00	0	0.00	4.411653%	4.383945%	22
11/18/25	0	0.00	0	0.00	2	75,486,392.74	0	0.00	0	0.00	0	0.00	2	8,812,114.98	0	0.00	4.411740%	4.384030%	23
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30313498	05/01/25	16	6	83,424.42	1,806,897.05	0.00	44,400,000.00	08/01/24	2
7	30313502	08/06/24	25	6	(493.75)	2,305,376.74	0.00	31,875,364.55	08/01/24	13
Totals					82,930.67	4,112,273.79	0.00	76,275,364.55
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		212,610,586	212,610,586	0		0
13 - 24 Months		285,675,464	210,577,651	75,097,813		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	498,286,050	423,188,236	0	0	75,097,813	0
Sep-26	498,511,144	423,413,330	0	0	75,097,813	0
Aug-26	498,721,537	423,623,724	0	0	75,097,813	0
Jul-26	498,931,098	423,833,285	0	0	75,097,813	0
Jun-26	506,622,729	431,524,916	0	0	75,097,813	0
May-26	509,087,443	433,936,203	0	0	75,151,241	0
Apr-26	509,365,440	434,157,182	0	0	75,208,258	0
Mar-26	509,624,604	434,363,340	0	0	75,261,263	0
Feb-26	509,936,192	434,610,700	0	0	75,325,491	0
Jan-26	510,193,115	434,815,066	0	0	75,378,049	0
Dec-25	510,449,031	435,018,624	0	0	75,430,407	0
Nov-25	510,721,855	435,235,462	0	0	75,486,393	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30313498	44,400,000.00	44,400,000.00	67,000,000.00	05/09/25	2.01	1.83000	--	11/01/27	I/O
7	30313502	30,697,813.30	31,875,364.55	16,500,000.00	09/11/25	(867,942.17)	(1.06000)	03/31/26	11/06/27	252
Totals		75,097,813.30	76,275,364.55	83,500,000.00		(867,940.16)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30313498	OF	NY	08/01/24	2

10/9/2026 - The Loan was transferred to the Special Servicer on 8/1/2024 for Imminent Default as the Borrower notified the Lender they would be unable to service the Debt Service due to tenancy issues. The Loan is now in default for delinquent payments. The collateral consists of a 36-story, 325,510 SF, Class A, multi-tenant office tower built/renovated in 1928/2014, and located in Brooklyn, New York (Property). The largest tenant, City University of New York (CUNY) (47,162 SF, 15%

NRA, 18% PGI), vacated at the end of the 8/31/24 LXP, and a Cash Sweep was implemented. Receiver is now in-place (Michael Benjamin), and has appointed PM/leasing firm (Colliers) to take over operations. Working with receiver to cure tenant with delinquent balances and addressi ng deferred maintenance issues, several CapEx projects ongoing. The Lender will dual track foreclosure/receivership proceedings while continuing discussions with Borrower until a resolution is reached.

7	30313502	OF	MD	08/01/24	13

9.8.2026: CBRE was engaged to list and market this asset for sale. Initial OM to be published in coming days. Asset remains 100% vacant. One large former tenant has expressed interest in reoccupying ~ 80k sf and those talks remain ongoing between broker and prospect. A handful of other potential smaller users have shown interest in potentially backfilling portions of the property, nothing firm at this point, but talks remain ongoing. In accordance with the PSA, an updated draft appraisal was received a nd is under review. Appraisal values will be published upon receipt and acceptance of the final appraisal report.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30313502	0.00	4.45000%	0.00	4.45000%	10	04/06/25	04/06/25	06/27/25
7	30313502	0.00	4.45000%	0.00	4.45000%	10	04/22/25	04/22/25	06/27/25
7	30313502	0.00	4.45000%	0.00	4.45000%	10	06/27/25	04/22/25	04/22/25
10	30313504	0.00	4.35500%	0.00	4.35500%	10	04/27/21	04/06/21	05/28/21
10	30313504	0.00	4.35500%	0.00	4.35500%	10	05/28/21	04/06/21	04/27/21
13	30313299	24,000,000.00	4.51100%	24,000,000.00	4.51100%	8	05/19/20	06/05/20	06/08/20
13	30313299	0.00	4.51100%	0.00	4.51100%	8	06/08/20	06/05/20	05/19/20
14	30313523	0.00	5.44850%	0.00	5.44850%	8	04/26/23	04/26/23	05/08/23
17	30313416	18,000,000.00	4.55100%	18,000,000.00	4.55100%	8	05/20/20	06/05/20	05/28/20
17	30313416	0.00	4.55100%	0.00	4.55100%	8	05/28/20	06/05/20	05/20/20
21	30313510	13,639,914.59	4.60000%	13,639,914.59	4.60000%	8	06/08/20	06/05/20	06/11/20
21	30313510	0.00	4.60000%	0.00	4.60000%	8	06/11/20	05/06/20	06/08/20
31	30313517	4,516,301.53	5.00900%	4,516,301.53	5.00900%	8	06/02/20	06/06/20	06/04/20
31	30313517	0.00	5.00900%	0.00	5.00900%	8	06/04/20	06/06/20	06/02/20
Totals		60,156,216.12		60,156,216.12
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	30313523	07/17/25	21,039,221.52	160,300,000.00	21,303,560.56	376,703.19	21,302,960.56	20,926,257.37	112,964.15	0.00	0.00	112,964.15	0.47%
23	30313512	08/15/25	12,000,000.00	17,500,000.00	18,489,775.65	6,839,122.86	18,489,775.65	11,650,652.79	349,347.21	0.00	0.00	349,347.21	2.91%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			33,039,221.52	177,800,000.00	39,793,336.21	7,215,826.05	39,792,736.21	32,576,910.16	462,311.36	0.00	0.00	462,311.36

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	30313523	07/17/25	0.00	0.00	112,964.15	0.00	0.00	112,964.15	0.00	0.00	112,964.15
23	30313512	08/15/25	0.00	0.00	349,347.21	0.00	0.00	349,347.21	0.00	0.00	349,347.21
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	462,311.36	0.00	0.00	462,311.36	0.00	0.00	462,311.36

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	9,250.00	0.00	0.00	70,242.87	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	6,395.38	0.00	0.00	0.00	0.00	113,837.72	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	907.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7.62	0.00	0.00	0.00
Total	0.00	0.00	15,645.38	0.00	907.29	70,242.87	0.00	113,837.72	7.62	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		200,640.88

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Supplemental Notes
None

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